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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3904
                                   --------

The Value Line Tax Exempt Fund, Inc.
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: February 28, 2008
                         -----------------

Date of reporting period: May 31, 2007
                          ------------


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ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 5/31/07 is included with this Form.

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THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            MAY 31, 2007

----------------------------------------------------------------------------------------------------------------

   PRINCIPAL                                                                               RATING
    AMOUNT                                                                               (UNAUDITED)     VALUE
----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES  (98.4%)
            ARKANSAS (1.3%)
              Arkansas State Development Financing Authority, Economic
                 Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
$   500,000      4.25%, 3/1/15                                                               A+*    $    490,810
    500,000      4.30%, 3/1/16                                                               AA*         489,090
    400,000      4.35%, 3/1/17                                                              AAA*         390,284
                                                                                                    ------------
                                                                                                       1,370,184
                                                                                                    ------------
            CALIFORNIA (15.3%)
              California Infrastructure and Economic Development Bank,
                 Revenue Bonds, Refunding, Salvation Army Western
  1,345,000      Project, AMBAC Insured, 5.00%, 9/1/23                                      Aaa        1,422,459
              California State, General Obligation Unlimited,
  3,000,000      Refunding, 4.50%, 8/1/26                                                    A1        2,946,900
              Inglewood Unified School District, School Facilities Financing
  1,980,000      Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21                     Aaa        2,192,335
              Natomas Unified School District, General Obligation Unlimited,
  3,500,000      Election of 2006, FGIC Insured, 4.50%, 8/1/29                              Aaa        3,485,195
              Palomar Pomerado Health, General Obligation Unlimited,
  2,555,000      Election of 2004, Ser. A, AMBAC Insured, 5.00%, 8/1/34                     Aaa        2,660,496
              Sacramento City Financing Authority, Revenue Bonds, Capital
                 Improvements, 300 Richards Boulevard, Ser. C, AMBAC Insured:
     70,000        5.00%, 12/1/22                                                           Aaa           74,012
    970,000        5.00%, 12/1/23                                                           Aaa        1,024,824
    955,000        5.00%, 12/1/24                                                           Aaa        1,007,449
              San Diego County, Certificates of Participation,
               Refunding, Edgemoor Project and Regulation Systems,
  1,000,000    AMBAC Insured, 5.00%, 2/1/26                                                 Aaa        1,042,590
                                                                                                    ------------
                                                                                                      15,856,260
                                                                                                    ------------
            FLORIDA (13.2%)
              Brevard County, General Obligation Limited, Limited Tax, South
  2,785,000      Brevard Recreational Project, AMBAC Insured, 4.13%, 7/1/20                 Aaa        2,717,464
              Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area,
  1,000,000      MBIA Insured, 4.50%, 7/1/18                                                Aaa        1,023,180
              Hillsborough County School District Sales Tax, Revenue Bonds,
    500,000      Refunding, AMBAC Insured, 5.00%, 10/1/20                                   Aaa          528,215
              Miami-Dade County Florida Aviation Revenue Bonds, Refunding, Miami
              International Airport Hub, Ser. B, MBIA Insured:
  1,500,000      5.00%, 10/1/26                                                             Aaa        1,571,460
  2,395,000      5.00%, 10/1/27                                                             Aaa        2,507,062
  1,000,000      5.00%, 10/1/28                                                             Aaa        1,046,790
              Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured,
  1,000,000      5.00%, 12/1/21                                                             Aaa        1,055,230
              St. Johns County Transportation Improvement, Revenue Bonds, AMBAC
  3,045,000      Insured, 5.00%, 10/1/26                                                    Aaa        3,197,707
                                                                                                    ------------
                                                                                                      13,647,108
                                                                                                    ------------
            GEORGIA (2.4%)
              Fulton County Georgia Development Authority Revenue Bonds, Spelman
  2,325,000      College, 5.00%, 6/1/25                                                     Aa3        2,436,879
                                                                                                    ------------
            ILLINOIS (5.6%)
              Chicago Public Building, Commerce Building Revenue Bonds, Refunding,
  3,390,000      Chicago Transit Authority, AMBAC Insured, 5.00%, 3/1/22                    Aaa        3,588,213
              Cook County General Obligation Unlimited, Ser. A, MBIA Insured,
  2,000,000      6.25%, 11/15/13                                                            Aaa        2,256,540
                                                                                                    ------------
                                                                                                       5,844,753
                                                                                                    ------------

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THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            MAY 31, 2007

----------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                               RATING
    AMOUNT                                                                               (UNAUDITED)     VALUE
 ----------------------------------------------------------------------------------------------------------------
            INDIANA (3.0%)
              Office Building Commission, Capital Complex, Revenue Bonds, Ser. B,
$ 2,575,000      MBIA Insured, 7.40%, 7/1/15                                                Aaa     $  3,104,446
                                                                                                    ------------
            IOWA (2.5%)
  2,660,000   Des Moines Water Revenue Bonds, MBIA Insured, 4.13%, 12/1/23                  Aaa        2,565,730
                                                                                                    ------------
            LOUSIANA (2.5%)
              St. Tammany Parish Sales Tax District No. 3, Revenue Bonds, CIFG
  2,420,000      Insured, 5.00%, 6/1/24                                                     AAA*       2,558,109
                                                                                                    ------------
            MASSACHUSETTS (2.2%)
              Massachusetts State, General Obligation Unlimited, Refunding, Ser. A,
  2,000,000      AMBAC Insured, 5.50%, 8/1/30                                               Aaa        2,320,640
                                                                                                    ------------
            MICHIGAN (3.9%)
              Detroit Michigan Water Supply Systems, Revenue Bonds, Refunding,
  3,550,000      Second Lien-A-Remarketing,  MBIA Insured, 5.25%, 7/1/23                    Aaa        3,820,616
              State Building Authority, State Police Commission System, Revenue
    215,000      Bonds, MBIA Insured, 4.65%, 10/1/19                                        Aaa          221,478
                                                                                                    ------------
                                                                                                       4,042,094
                                                                                                    ------------
            NEW JERSEY (4.3%)
              New Jersey Environmental Infrastructure Trust, Revenue Bonds, Ser. A,
  2,300,000      4.25%, 9/1/23                                                              Aaa        2,270,629
              New Jersey Health Care Facilities Financing Authority Revenue Bonds,
  2,135,000      St. Barnabas Health Care System A, 5.00%, 7/1/29                          Baa2        2,147,831
                                                                                                    ------------
                                                                                                       4,418,460
                                                                                                    ------------
            NEW YORK (0.5%)
              Dormitory Authority, Note Revenue Bonds, FHA Insured Mortgage,
    500,000      Montefiore Hospital, FGIC Insured, 5.00%, 2/1/13                           Aaa          526,655
                                                                                                    ------------
            NORTH DAKOTA (1.0%)
              State Water Commission Revenue, Water Development & Management
  1,000,000      Program, Ser. B, MBIA Insured, 5.00%, 8/1/25                               Aaa        1,049,830
                                                                                                    ------------
            OHIO (1.3%)
              Hamilton Ohio City School District, General Obligation Unlimited,
  1,170,000      School Inprovement, FSA Insured, 5.00%, 12/1/20                            Aaa*       1,250,719
              Housing and Community Service Department, Single-Family Revenue
     65,000      Bonds, Ser. A-2, 5.50%, 9/1/22                                             Aaa           65,679
                                                                                                    ------------
                                                                                                       1,316,398
                                                                                                    ------------
            PENNSYLVANIA (5.0%)
              Philadelphia Authority for Industrial Development, Revenue Bonds,
                 Cultural and Commercial Corridors Program, Ser. A, FGIC Insured,
  4,900,000      5.00%, 12/1/22                                                             Aaa        5,173,028
                                                                                                    ------------
            SOUTH CAROLINA (2.6%)
  1,775,000   State Highway, General Obligation Unlimited, Ser. A, 3.00%, 8/1/20            Aaa        1,538,286
              State Housing Finance and Development Authority, Mortgage Revenue
  1,135,000      Bonds, AMT, Ser. A-2, FSA Insured, 5.00%, 7/1/20                           Aaa        1,158,699
                                                                                                    ------------
                                                                                                       2,696,985
                                                                                                    ------------

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THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            MAY 31, 2007

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   PRINCIPAL                                                                               RATING
    AMOUNT                                                                               (UNAUDITED)     VALUE
----------------------------------------------------------------------------------------------------------------
            SOUTH DAKOTA (4.6%)
              Housing Development Authority, Revenue Bonds, Homeownership Mortgage,
$ 5,000,000      Ser. E, 4.50%, 11/1/26                                                     Aa1     $  4,787,350
                                                                                                    ------------
            TENNESSEE (0.1%)
              Housing Development Agency Homeownership, Revenue Bonds, General
     90,000      Obligation, 5.00%, 7/1/17                                                  Aa2           90,906
                                                                                                    ------------
            TEXAS (24.0%)
              Dallas Texas Area Rapid Transit Sales Tax Revenue Bonds, Refunding,
  2,000,000      Senior Lien, AMBAC Insured, 4.50%, 12/1/25                                 Aaa        1,987,580
              Grayson County, General Obligation Limited, Pass Through Toll, FSA
  3,130,000      Insured, 4.38%, 1/1/25                                                     Aaa        3,056,664
              Houston Texas Community College Systems Public Facility Corp., Lease
              Revenue Bonds, Northline Mall Campus Project, AMBAC Insured:
  1,000,000      5.00%, 4/15/17                                                             Aaa        1,071,920
  2,115,000      5.00%, 4/15/18                                                             Aaa        2,260,554
    500,000      5.00%, 4/15/20                                                             Aaa          531,200
              Houston Texas Community College Systems Public Facility Corp., Lease
                 Revenue Bonds, Public Safety Institute Project, Ser. C, AMBAC
    845,000      Insured, 4.38%, 4/15/21                                                    Aaa          840,184
              Lubbock, Housing Finance Corp., Single Family Mortgage Revenue Bonds,
  1,700,000      Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21                         AAA*       2,381,156
              Mission Consolidated Independent School District, General Obligation
              Unlimited, Refunding, PSF Guaranteed:
  2,000,000      5.00%, 2/15/28                                                             Aaa        2,082,880
  1,500,000      5.00%, 2/15/30                                                             Aaa        1,559,175
              North Forest Independent School District, General Obligation
  1,600,000      Unlimited, Schoolhouse, Refunding, PSF Guaranteed, 5.00%, 8/15/21          Aaa        1,690,528
              Nueces River Authority, Water Supply Revenue Bonds, Corpus Christi
    500,000      Project, FSA Insured, 5.00%, 7/15/25                                       Aaa          522,710
              San Jacinto Texas Community College District, General Obligation
                 Limited, Refunding, AMBAC Insured:
  1,465,000      5.00%, 2/15/21                                                             Aaa        1,549,164
  3,000,000      4.25%, 2/15/24                                                             Aaa        2,891,910
              San Patricio County, Certificates of Obligation, General Obligation
  1,250,000      Limited, AMBAC Insured, 4.75%, 4/1/36                                      Aaa        1,265,225
              State Public Finance Authority, General Obligation Unlimited,
    170,000      Refunding, Ser. B, 5.00%, 10/1/18                                          Aa1          180,984
              Texas Tech University, Revenue Bonds, Refunding and Improvement,
  1,000,000      AMBAC Insured, 5.00%, 2/15/27                                              Aaa        1,046,620
                                                                                                    ------------
                                                                                                      24,918,454
                                                                                                    ------------
            UTAH (1.8%)
              West Valley City Utah Municipal Building Authority, Lease Revenue
  1,890,000      Bonds, Refunding, Ser. A, FGIC Insured, 4.38%, 8/1/26                      Aaa        1,838,460
                                                                                                    ------------
            VIRGINIA (0.5%)
              Tobacco Settlement Financing Corporation, Revenue Bonds,
    500,000      Asset-Backed, 5.25%, 6/1/19                                                Aaa          520,115
                                                                                                    ------------
            WEST VIRGINIA (0.8%)
              West Virginia State Hospial Finance Authority, Hospital Revenue
                 Bonds, United Hospital Center, Inc. Project, Ser. A, AMBAC Insured,
    820,000      5.00%, 6/1/22                                                              Aaa          860,590
                                                                                                    ------------

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THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                            MAY 31, 2007

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
               TOTAL MUNICIPAL SECURITIES  (98.4%)
                (COST $102,033,098)                                                                  101,943,434
                                                                                                    ------------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (1.6%)                                   1,693,512
                                                                                                    ------------
              NET ASSETS  (100.0%)                                                                  $103,636,946
                                                                                                    ------------
              NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                 SHARE ($103,636,946 / 10,079,806 SHARES OUTSTANDING)                               $      10.28
                                                                                                    ------------

* Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

The Fund's unrealized appreciation/(depreciation) as of May 31, 2007 was as follows:

                                                                TOTAL NET
                                                                UNREALIZED
TOTAL COST          APPRECIATION      DEPRECIATION             DEPRECIATION
--------------------------------------------------------------------------------
$102,033,098          $955,024         $(1,044,688)              $(89,664)

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President

Date:    July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         --------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    July 19, 2007